Quarterly Holdings Report
for
Fidelity® China Region Fund
January 31, 2024
HKC-NPRT1-0324
1.813032.119
Common Stocks - 92.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.8%
Entertainment - 2.8%
NetEase, Inc.	1,023,500	19,894,907
Sea Ltd. ADR (a)	115,500	4,405,170
		24,300,077
Interactive Media & Services - 10.0%
JOYY, Inc. ADR	131,100	4,019,526
Tencent Holdings Ltd.	2,387,700	82,880,221
		86,899,747
TOTAL COMMUNICATION SERVICES		111,199,824
CONSUMER DISCRETIONARY - 19.0%
Automobile Components - 0.7%
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	1,255,200	5,674,651
Automobiles - 1.4%
BYD Co. Ltd. (H Shares)	142,500	3,190,600
Li Auto, Inc. ADR (a)	309,700	8,572,496
		11,763,096
Broadline Retail - 9.4%
Alibaba Group Holding Ltd.	5,675,200	50,900,745
PDD Holdings, Inc. ADR (a)	242,205	30,728,548
		81,629,293
Diversified Consumer Services - 0.6%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	69,100	5,297,206
Hotels, Restaurants & Leisure - 4.3%
Galaxy Entertainment Group Ltd.	1,317,000	6,835,071
Meituan Class B (a)(b)	1,844,658	14,837,004
Trip.com Group Ltd. (a)	108,000	3,931,139
Trip.com Group Ltd. ADR (a)	330,400	12,079,424
		37,682,638
Household Durables - 1.1%
Chervon Holdings Ltd.	315,700	641,735
Haier Smart Home Co. Ltd. (A Shares)	2,981,127	9,302,310
		9,944,045
Textiles, Apparel & Luxury Goods - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	9,600	7,987,766
Shenzhou International Group Holdings Ltd.	555,300	4,945,173
		12,932,939
TOTAL CONSUMER DISCRETIONARY		164,923,868
CONSUMER STAPLES - 4.2%
Beverages - 2.6%
Kweichow Moutai Co. Ltd. (A Shares)	84,845	19,021,991
Wuliangye Yibin Co. Ltd. (A Shares)	184,560	3,263,170
		22,285,161
Food Products - 1.0%
Uni-President Enterprises Corp.	3,562,000	8,233,079
Personal Care Products - 0.6%
Proya Cosmetics Co. Ltd.:
(A Shares)	374,164	4,302,561
(A Shares)	109,100	1,254,555
		5,557,116
TOTAL CONSUMER STAPLES		36,075,356
ENERGY - 1.6%
Energy Equipment & Services - 1.3%
China Oilfield Services Ltd. (H Shares)	12,112,000	11,640,908
Oil, Gas & Consumable Fuels - 0.3%
PetroChina Co. Ltd. (H Shares)	3,152,000	2,280,049
TOTAL ENERGY		13,920,957
FINANCIALS - 13.2%
Banks - 5.8%
China Construction Bank Corp. (H Shares)	42,977,610	25,522,839
E.SUN Financial Holdings Co. Ltd.	11,208,185	8,848,338
Industrial & Commercial Bank of China Ltd. (H Shares)	32,320,000	15,744,044
		50,115,221
Capital Markets - 0.8%
Hong Kong Exchanges and Clearing Ltd.	227,000	6,882,369
Financial Services - 1.1%
Far East Horizon Ltd.	13,122,500	9,620,280
Insurance - 5.5%
AIA Group Ltd.	4,567,400	35,819,469
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,937,000	5,404,000
Ping An Insurance Group Co. of China Ltd. (H Shares)	643,500	2,704,980
Prudential PLC	359,500	3,692,988
		47,621,437
TOTAL FINANCIALS		114,239,307
HEALTH CARE - 3.2%
Biotechnology - 1.2%
Abbisko Cayman Ltd. (a)	4,797,000	1,380,423
Innovent Biologics, Inc. (a)(b)	1,021,000	4,113,519
Zai Lab Ltd. (a)	615,700	1,308,215
Zai Lab Ltd. ADR (a)(c)	182,900	3,945,153
		10,747,310
Health Care Equipment & Supplies - 1.0%
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(b)	2,176,600	1,135,113
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	188,110	7,053,931
		8,189,044
Life Sciences Tools & Services - 0.4%
Pharmaron Beijing Co. Ltd. (H Shares) (b)(c)	922,350	1,194,133
WuXi AppTec Co. Ltd. (H Shares) (b)	346,500	2,397,431
		3,591,564
Pharmaceuticals - 0.6%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	626,240	4,856,812
TOTAL HEALTH CARE		27,384,730
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (a)(d)(e)	10,000	970,000
Air Freight & Logistics - 0.8%
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	308,329	1,764,388
ZTO Express, Inc. sponsored ADR	325,700	5,328,452
		7,092,840
Construction & Engineering - 0.3%
China State Construction International Holdings Ltd.	2,480,000	2,619,629
Machinery - 2.3%
Shenzhen Inovance Technology Co. Ltd. (A Shares)	248,913	1,944,493
Sinotruk Hong Kong Ltd.	2,086,000	4,737,709
Techtronic Industries Co. Ltd.	454,500	4,827,293
Weichai Power Co. Ltd. (H Shares)	3,298,000	5,822,502
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	693,784	2,032,912
		19,364,909
Trading Companies & Distributors - 0.2%
ZKH Group Ltd. (A Shares)	4,123,666	1,809,011
TOTAL INDUSTRIALS		31,856,389
INFORMATION TECHNOLOGY - 30.6%
Communications Equipment - 0.3%
Zhongji Innolight Co. Ltd. (A Shares)	160,800	2,297,139
Electronic Equipment, Instruments & Components - 1.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,213,000	7,240,724
Unimicron Technology Corp.	415,000	2,328,750
Yageo Corp.	130,000	2,287,060
		11,856,534
Semiconductors & Semiconductor Equipment - 28.9%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	213,991	3,397,103
eMemory Technology, Inc.	159,481	14,226,987
MediaTek, Inc.	113,000	3,487,636
Micron Technology, Inc.	102,100	8,755,075
NAURA Technology Group Co. Ltd.	80,500	2,550,597
Parade Technologies Ltd.	113,000	4,009,751
Taiwan Semiconductor Manufacturing Co. Ltd.	10,717,000	214,582,828
		251,009,977
TOTAL INFORMATION TECHNOLOGY		265,163,650
MATERIALS - 2.9%
Chemicals - 0.1%
Weihai Guangwei Composites Co. Ltd. (A Shares)	169,692	556,120
Containers & Packaging - 0.8%
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	2,165,471	6,994,367
Metals & Mining - 2.0%
Zijin Mining Group Co. Ltd. (H Shares)	12,050,000	17,880,563
TOTAL MATERIALS		25,431,050
REAL ESTATE - 1.2%
Real Estate Management & Development - 1.2%
China Resources Mixc Lifestyle Services Ltd. (b)	1,640,400	4,737,170
KE Holdings, Inc. ADR	402,170	5,698,749
		10,435,919
TOTAL COMMON STOCKS (Cost $702,932,175)		800,631,050

Preferred Stocks - 2.8%
	Shares	Value ($)
Convertible Preferred Stocks - 1.2%
COMMUNICATION SERVICES - 1.0%
Interactive Media & Services - 1.0%
ByteDance Ltd. Series E1 (a)(d)(e)	38,752	8,569,230

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	275,211	1,632,001

TOTAL CONVERTIBLE PREFERRED STOCKS		10,201,231
Nonconvertible Preferred Stocks - 1.6%
INFORMATION TECHNOLOGY - 1.6%
Technology Hardware, Storage & Peripherals - 1.6%
Samsung Electronics Co. Ltd.	323,150	14,139,863

TOTAL PREFERRED STOCKS (Cost $22,413,853)		24,341,094

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	32,417,491	32,423,975
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	4,317,461	4,317,893
TOTAL MONEY MARKET FUNDS (Cost $36,741,868)		36,741,868

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $762,087,896)	861,714,012
NET OTHER ASSETS (LIABILITIES) - 0.6%	5,259,412
NET ASSETS - 100.0%	866,973,424

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,945,833 or 4.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,171,231 or 1.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	4,246,219

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,908,863

Space Exploration Technologies Corp. Class A	2/16/21	419,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,693,950	65,539,862	46,809,837	144,952	-	-	32,423,975	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	6,127,633	10,378,497	12,188,237	5,204	-	-	4,317,893	0.0%
Total	19,821,583	75,918,359	58,998,074	150,156	-	-	36,741,868

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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